Investment Strategy	Jan. 26, 2026
RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income closed-end funds trading at a discount or premium to their underlying net asset value (“NAV”) and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable by the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying NAV. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

The Adviser will use a top-down macro-focused analysis to select closed-end funds that best fit within custom asset classes created by the Adviser that seek to mimic broader fixed income investment classes. Examples of these asset classes include: (i) investment-grade corporate bonds; (ii) high-yield corporate bonds; (iii) municipal bonds; (iv) convertible bonds; (v) leveraged loans; (vi) mortgage-backed securities; (vii) emerging market fixed income securities; and (viii) aggregate fixed income securities. While the Fund may at times be invested in all of these asset classes, the Fund’s allocation to these asset classes may vary at the Adviser’s discretion, and the Fund is not required to invest in all of the asset classes. The Adviser uses a quantitative approach to measure the relative discounted value or premium of each closed-end fund within an asset class to seek the closed-end fund investments which the Adviser believes have the potential to generate the highest levels of after-tax income. The Adviser’s weighting of each asset class will be determined by the top-down macro model’s measure of relative risk levels and expected return.

Through its investments in closed-end funds that hold non-U.S. fixed income securities, the Fund may invest indirectly in foreign securities, including securities of issuers located in emerging markets. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in exchange traded funds (“ETFs”) that are representative of one of the Adviser’s custom asset classes if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed or over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage, credit, and interest rate exposure within the Fund’s holdings in closed-end funds. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income closed-end funds trading at a discount or premium to their underlying net asset value (“NAV”) and that pay regular periodic cash distributions.
RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value (“NAV”) and that pay regular periodic cash distributions.

Closed-end funds are investment companies registered with the U.S. Securities and Exchange Commission (“SEC”) that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (“NYSE”) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. A share in a closed-end fund represents an investment in the underlying assets held by the closed-end fund. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund adviser’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. The Adviser seeks to select closed-end funds for the Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying NAV. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. The Fund may generate income in the form of capital gains when the Fund sells shares of a closed-end fund whose shares the Fund initially purchased at discount and whose NAV has subsequently moved closer to the per-share value of its underlying assets. The Fund may also receive income generated from distributions from its holdings in closed-end funds, and may employ a dividend capture strategy in which the Fund purchases shares of a closed-end fund just prior to the ex-dividend date to capture the dividend distribution, then selling it after the dividend is paid.

While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in municipal or short term Treasury exchange traded funds (“ETFs”) if in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class. The Fund, and the closed-end funds in which the Fund invests, may invest in derivatives, including listed and over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, equity, credit, commodity, currency and volatility risks. The Fund may invest in cash and cash equivalents to offset leverage and interest rate exposure within the Fund’s holdings in closed-end funds. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. Generally, the Fund will sell or reduce its position in a closed-end fund when its discount-to-NAV has reverted to or has moved significantly above its fair value, as determined by the Adviser. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value (“NAV”) and that pay regular periodic cash distributions. While the Fund will invest primarily in closed-end funds, the Fund may invest up to 30% of its assets in municipal or short term Treasury exchange traded funds (“ETFs”) if in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the asset class.
RAREVIEW SYSTEMATIC EQUITY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in exchange traded funds that primarily invest in equity securities of domestic, foreign or emerging market issuers of any market capitalization (“Underlying Equity ETFs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any amounts of borrowings) in Underlying Equity ETFs. In investing in Underlying Equity ETFs, the Fund seeks investment exposure to one or more of the following equity sub-strategies: (1) U.S Large Capitalization, (2) U.S. Small Capitalization, (3) Emerging Markets, or (4) Non-U.S. Developed Markets securities (each a “sub-strategy and collectively, the “sub-strategies”).

●	U.S. Large Capitalization. The Fund considers large capitalization securities to be those companies with market capitalizations of $10 billion or more.

●	U.S. Small Capitalization. The Fund defines small capitalization companies as those at time of purchase with market capitalizations below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase.

●	Emerging Markets. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (3) the investment is included in an index representative of emerging markets; and (4) the investment is exposed to the economic risks and returns of emerging markets.

●	Non U.S. Developed Markets. The Fund defines a developed ex-US ETF as one that is comprised of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.

In managing the Fund’s assets, the Adviser utilizes the sub-adviser’s quantitative investment system. The sub-adviser’s proprietary system uses multiple data sets, including price, market volatility, and changes in U.S. credit markets and algorithms to determine how to allocate the Fund’s portfolio amongst the sub-strategies. When the sub-adviser’s quantitative investment system indicates a positive return for the strategy, the Fund will invest up to 133% of the Fund’s portfolio in the Underlying Equity ETFs and equity index futures contracts that represent the sub-strategies. When the sub-adviser’s quantitative investment system indicates a negative return, the adviser will use equity index futures contracts to provide short investment exposure to the applicable sub-strategy. There may be instances when the sub-adviser’s quantitative investment system indicates a negative return for all four sub-strategies, which will result in the Fund’s assets being primarily invested in cash or cash equivalents. The Fund will use futures to increase the Fund’s combined long and short exposure. The use of futures creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, may amplify the effects of market volatility on the Fund’s net asset value (“NAV”). The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any amounts of borrowings) in Underlying Equity ETFs. In investing in Underlying Equity ETFs, the Fund seeks investment exposure to one or more of the following equity sub-strategies: (1) U.S Large Capitalization, (2) U.S. Small Capitalization, (3) Emerging Markets, or (4) Non-U.S. Developed Markets securities (each a “sub-strategy and collectively, the “sub-strategies”).
RAREVIEW TOTAL RETURN BOND ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of bonds including corporate debt securities, mortgage-related securities, asset-backed securities, foreign debt securities, municipal bonds, securities issued by U.S. government agencies, and U.S. government securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. For purposes of this policy, bonds include all fixed income securities, other than preferred stock, with a maturity at date of issue of greater than one year at the time of issuance. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield” or “junk bond” securities). Below investment grade debt securities are those rated BB+ or below by at least two credit rating agencies. The Fund may invest up to 35% of its assets in high yield debt securities. The Fund may invest up to 25% of its assets in foreign debt securities and up to 20% in emerging market debt securities. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

In managing the Fund’s assets, the Adviser uses an intensive research process to weight the fixed income asset classes within the Fund and choose individual securities. In considering the duration of the Fund’s individual holdings and overall maturity of the Fund’s portfolio, the Adviser will consider the different stages of Federal Reserve policy using its proprietary forecasting model, and a variety of macroeconomic variables. The Adviser maintains targets with respect to the maturity and duration and can be either absolute or relative to a benchmark.

The Adviser will utilize a bottoms-up process to determine if an issuer’s securities are warranted to be held in the portfolio on an absolute basis and relative to a benchmark. The Adviser will consider a variety of factors when making that determination.

In addition to investing in bonds directly, the Fund may also invest in exchange traded funds (“ETFs”) and closed-end funds (“CEFs”) (which may include ETFs and CEFs affiliated with the Fund) that principally invest in the same types of bonds that the Fund invests in if, in the Adviser’s discretion, the ETFs will provide a better investment opportunity or liquidity for the desired investment exposure. The Fund may invest up to 100% of its assets in ETFs that invest in such bonds. The Fund may invest in derivatives, including listed or over-the-counter index futures, options and swaps, for hedging purposes to mitigate interest rate, credit, currency and volatility risks.

The Fund may invest in cash and cash equivalents to offset leverage, credit, and interest rate exposure within the Fund’s bond holdings. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Adviser may sell or reduce the Fund’s position in a holding for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, or when the holding no longer meets the Adviser’s investment selection criteria. The Fund may also sell or reduce its positions when attempting to rebalance the distribution of Fund assets among asset classes in the interest of affecting the Fund’s relative risk levels and expected returns.

In managing the Fund’s portfolio, the Adviser will engage in frequent portfolio transactions, resulting in a higher portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. For purposes of this policy, bonds include all fixed income securities, other than preferred stock, with a maturity at date of issue of greater than one year at the time of issuance. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield” or “junk bond” securities). Below investment grade debt securities are those rated BB+ or below by at least two credit rating agencies. The Fund may invest up to 35% of its assets in high yield debt securities. The Fund may invest up to 25% of its assets in foreign debt securities and up to 20% in emerging market debt securities.
Rareview 2X Bull Cryptocurrency & Precious Metals ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in swaps on exchange-traded products (“ETPs”) (“Underlying ETPs”), in two complimentary asset classes, a modern digital asset class (Cryptoassets) (the “Cryptoasset strategy”) and a traditional asset class (precious metals) (the “Precious Metals strategy”). An exchange-traded product is not a registered investment company and will continuously offer their shares. The fees and expense of the Underlying ETPs will cause the Fund’s performance to be lower than the actual market performance of bitcoin, ether, gold and silver. Although bitcoin and ether are often referred to as “cryptocurrencies” in the marketplace, they are not widely accepted as a means of payment. The swaps in which the Fund invests are uncleared, non-exchange-traded and cash settled.

Under normal market conditions, the Fund will invest at least 80% of its assets (including any amount of borrowings) in cryptoassets and precious metals through its investments in derivatives that have either bitcoin, ether, gold or silver as their reference asset. For the purposes of complying with its 80% investment policy, the Fund will use the notional value of the cryptoasset and precious metals derivatives it holds. The Fund uses leverage to “stack” the total return of holdings in the Fund’s Cryptoasset strategy together with the total returns of holdings in the Fund’s Precious Metals strategy. Through its use of swaps on Underlying ETPs, the Fund seeks to have 100% exposure of its assets to each of the Cryptoasset and Precious Metals strategies. Underlying ETPs will invest in either (1) bitcoin, ether or their respective futures contracts, or (2) gold, silver or their respective futures contracts. Accordingly, the Fund’s leveraged returns can be considered to be “2x” as its total investment exposure relative to its total assets is 200%.

Through its use of swaps on Underlying ETPs, the Fund will seek to have 75% of its Cryptoasset investment exposure to bitcoin and 25% investment exposure to ether. The intended range of investment exposure for bitcoin is 70-80% and 20-30% for ether. If investment exposure to bitcoin or ether falls out of those ranges, the Fund’s adviser will rebalance the Fund’s cryptoasset swap exposures.

Through its use of swaps on Underlying ETPs, the Fund will seek to have 75% of its Precious Metals investment exposure to gold and 25% investment exposure to silver. The intended range of investment exposure for gold is 70-80% and 20-30% for silver. If investment exposure to gold or silver falls out of those ranges, the Adviser will rebalance the Fund’s precious metals swap exposures.

Depending on market conditions, the Fund may purchase options on Underlying ETPs and enter into futures contracts on bitcoin, ether, gold or silver. The Fund does not invest directly in gold, gold bullion, silver, or silver bullion. The Fund will only seek direct investment exposure to bitcoin and ether through investment in cash-settled futures contracts that trade on the Chicago Mercantile Exchange (CME). Bitcoin and ether futures contracts are subject to margin and/or collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. The Fund does not invest directly in or hold bitcoin or ether.

Bitcoin is the native token on the Bitcoin network. As with other cryptoassets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital gold). The Bitcoin network’s uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non- native tokens.

Ether is the native token on the Ethereum network, but users may create additional tokens, the ownership of which is recorded on the Ethereum network. As with other cryptoassets, ether and the Ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium or exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native tokens (including non-fungible tokens and asset-backed tokens), and supporting various “layer 2” projects. Compared to the Bitcoin network, which is solely intended to record the ownership of bitcoin, the intended uses of the Ethereum network are far more broad.

In order to maintain its exposure to bitcoin and ether futures contracts, the Fund must sell/exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date.

The Fund will execute its Cryptoasset and Precious Metals strategies primarily by directly investing by the Fund or by investing in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest primarily in swaps, futures and other assets intended to serve as margin or collateral for derivative positions. Because the Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary are expected to significantly exceed 25% of the Fund’s total assets.

Assets not allocated to the Fund’s Cryptoasset or Precious Metals strategies will be invested in U.S. Treasury securities, money market funds and other cash equivalents, some or all of which will serve as collateral or margin for the Fund’s investments in derivatives. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its assets (including any amount of borrowings) in cryptoassets and precious metals through its investments in derivatives that have either bitcoin, ether, gold or silver as their reference asset.
Adaptive Core ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser believes the Fund is ideal for investors seeking long-term capital appreciation but who prefer to minimize principal fluctuation. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.

●	Bonds - a fixed income instrument that represents a loan made by an investor to a borrower.

●	Convertibles - bonds or preferred shares, that can be converted into common stock.

●	Core - ETFs seeking stable growth in safer sectors of the economy.

●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.

●	High Yield Bonds (Junk Bonds).

●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.

●	Multi-Sector Bond - ETFs that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities.

●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected event occurs, the Adviser’s proprietary technology may signal a move of the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest in up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Adaptive Core in the Fund’s name refers to the ability of the Adviser’s proprietary technology to adapt to market conditions. The Fund’s proprietary technology allows the Adviser to shift the Fund’s portfolio from a growth to conservative position based on current market conditions.

Strategy Portfolio Concentration [Text]	The Fund may invest in asset classes and investment styles such as: ●Blend - ETFs that include a mix of both value and growth stocks. ●Bonds - a fixed income instrument that represents a loan made by an investor to a borrower. ●Convertibles - bonds or preferred shares, that can be converted into common stock. ●Core - ETFs seeking stable growth in safer sectors of the economy. ●Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts. ●High Yield Bonds (Junk Bonds). ●Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation. ●Multi-Sector Bond - ETFs that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. ●Cash.
Mindful Conservative ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”). The Adviser believes the Fund is ideal for conservative investors who cannot tolerate too much fluctuation in portfolio value and who are seeking current income. The Adviser seeks to achieve the Fund’s investment objective by using a tactical go-anywhere approach to invest in a wide variety of asset classes, which the Fund defines based on the market capitalization and/or industry classification. The Fund invests in individual equity securities without regard to market capitalization and ETFs that invest in equity securities of any market capitalization including convertible equity securities and fixed income ETFs.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, or country. Fixed income securities may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Adviser to be of similar credit quality. Foreign securities include issuers from emerging market countries. The Fund defines emerging market issuers as those found in countries represented in the MSCI Emerging Market index.

The Fund may invest in asset classes and investment styles such as:

●	Blend - ETFs that include a mix of both value and growth stocks.

●	Bonds - Corporate and Treasury Intermediate and long-term bonds.

●	Bonds/Convertibles - bonds or preferred shares, that can be converted into common stock.

●	Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts.

●	Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation.

●	Cash.

The Adviser utilizes a proprietary technology that primarily analyzes the price of securities and ETFs and attempts to identify upward and downward trends. The price of a security is analyzed using multiple mathematical formulas. Each formula is combined to create a composite score for each potential investment and recommends when to buy and sell and how long to hold each security. The Adviser uses composite scores to create a portfolio, generally composed of approximately thirty ETFs. Between ETFs with similar ranks, those with lower expenses and higher liquidity are preferred by the Adviser. When an unexpected event occurs, the Adviser’s proprietary technology may signal a move of up to the entire portfolio to cash or ETFs that invest in money market funds. The Fund may invest up to 100% of its assets in ETFs of a particular asset class or investment style. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Mindful Conservative in the Fund’s name refers to the Fund’s strategy, which the Adviser designed for investors who want an adaptive, conservative strategy but also is designed to provide adequate performance during a recovery.

Strategy Portfolio Concentration [Text]	The Fund may invest in asset classes and investment styles such as: ●Blend - ETFs that include a mix of both value and growth stocks. ●Bonds - Corporate and Treasury Intermediate and long-term bonds. ●Bonds/Convertibles - bonds or preferred shares, that can be converted into common stock. ●Growth - ETFs with capital appreciation as their primary goal, with little or no dividend payouts. ●Income - ETFs that emphasize current income, either on a monthly or quarterly basis, as opposed to capital gains or appreciation. ●Cash.
Mohr Sector Nav ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate full market risk that can result in large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical approach to invest in various industry sectors. The Adviser’s tactical investment strategy allocates the Fund’s assets to these sectors based on the Adviser’s investment research process (as discussed below).

In pursuing the Fund’s strategy, the Adviser tactically allocates the Fund’s assets across the 11 sectors found in the S&P 500 Index: technology, health care, financials, real estate, energy, materials, consumer discretionary, industrials, utilities, consumer staples and communications. As described below, the Fund may also have exposure to broad market indices, including but not limited to the S&P 500 Index, and money market funds, depending on market conditions.

The Fund seeks exposure to the various sectors through investment in sector-specific ETFs that seek to track a particular sector index. In tactically allocating the Fund’s assets across the various sectors, the Adviser utilizes quantitative data including price movement to analyze the sector’s potential for attractive risk-adjusted returns. Each of the 11 industry sectors has the opportunity to be represented in a sleeve or sleeves of the Fund. When the data indicates a positive market signal for a sector, that sector sleeve of the Fund will invest in a sector-specific ETF with the potential of representing multiple sleeves. When the data indicates a neutral market signal for a sector, that sector sleeve will be invested in an ETF that tracks the broad-based market, such as the S&P 500 Index. When the data indicates a negative market signal for a sector, that sector sleeve will be invested in a money market fund.

Initially and upon rebalancing, the Fund’s assets will be equally weighted to each of the 11 sector sleeves (that is, approximately 9% of the Fund’s assets will be allocated to each sector sleeve). Due to market movements, a sector sleeve may come to represent up to 20% of the Fund’s portfolio. The Adviser will consider rebalancing the Fund’s allocations to the 11 sector sleeves when a sector sleeve reaches 12% of the Fund’s portfolio and will rebalance the Fund’s sector allocations before a sector sleeve reaches 20% of the Fund’s portfolio.

As a result of the Adviser’s tactical strategy, the Fund may not have investment exposure to all 11 sectors at any one time. Depending on market conditions, it is possible that the Fund may not have any investment exposure to any sector (e.g., if signals for each sector are negative and thus each sector sleeve is invested solely in a money market fund).

In analyzing which sector-specific ETF to purchase for the particular sector sleeve, the Adviser considers the ETF’s liquidity and fees and expenses. The Adviser expects to invest in sector-specific ETFs managed by Vanguard and SSGA Advisors though the Adviser may utilize sector-specific ETFs in other fund families from time to time.

In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Initially and upon rebalancing, the Fund’s assets will be equally weighted to each of the 11 sector sleeves (that is, approximately 9% of the Fund’s assets will be allocated to each sector sleeve). Due to market movements, a sector sleeve may come to represent up to 20% of the Fund’s portfolio. The Adviser will consider rebalancing the Fund’s allocations to the 11 sector sleeves when a sector sleeve reaches 12% of the Fund’s portfolio and will rebalance the Fund’s sector allocations before a sector sleeve reaches 20% of the Fund’s portfolio.
Mohr Company Nav ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical approach to invest in (1) the common stocks of companies across the various industries that are found in the S&P 500 Index, or (2) money market funds. The Adviser’s tactical investment strategy allocates the Fund’s assets to companies in these industries based on the Adviser’s investment research process (as discussed below). “Nav” refers to the Fund’s strategy of seeking to “navigate” the Fund’s potential universe of investments through the use of the Adviser’s top-down process.

In pursuing the Fund’s strategy, the Adviser tactically allocates the Fund’s assets across the sub-industries that make up the 11 sectors found in the S&P 500 Index. The Adviser’s quantitative model analyzes price movement of the stocks of companies and may hold up to 50 different common stocks across the approximately 117 sub-industries it considers for investment.

The Fund will invest a portion of its assets in the strongest common stocks across all industries based on the Adviser’s quantitative model. If the data for a company within an industry or sub-industry group is negative, the Fund will invest that portion of its assets in another common stock across any industry or in a money market fund. The Fund will rebalance its assets if any one common stock holding reaches 10% of the Fund’s assets.

Strategy Portfolio Concentration [Text]	The Fund will invest a portion of its assets in the strongest common stocks across all industries based on the Adviser’s quantitative model. If the data for a company within an industry or sub-industry group is negative, the Fund will invest that portion of its assets in another common stock across any industry or in a money market fund.
Goose Hollow Tactical Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity and fixed income ETFs (“Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common, preferred, or convertible stocks, (2) foreign common, preferred, or convertible stocks, (3) emerging market common, preferred, or convertible stocks, (4) U.S. fixed income securities, (5) real estate investment trusts, (6) master-limited partnerships, and (7) agency and mortgage-backed securities. Underlying Funds that invest in equity securities may do so without regard to market capitalization and may invest in American Depositary Receipts (“ADRs”). Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. The Fund may invest in individual equity securities without regard to capitalization and individual bonds from issuers of any credit quality or maturity, including high yield or “junk” bonds. The Adviser considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index.

The Adviser invests the Fund’s assets in accordance with the following ranges:

Equity Securities	10%-80%
Fixed Income Securities	20%-90%

The Fund may hedge up to 20% of its portfolio by investing in futures contracts on equity indexes, U.S. and foreign sovereign bonds, commodities or volatility indexes. The Fund may purchase options on futures contracts and Underlying Equity ETFs.

The Adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and select Underlying Funds to buy and sell for the Fund. The Adviser adjusts the Fund’s equity and fixed income market exposure based upon robust analysis which is supported by proprietary models as necessary. These models may utilize factors including, but not limited to, momentum and trend (e.g., price return), market structure (e.g., liquidity), volatility, cross-asset signals (e.g., correlation), seasonality, and fundamentals (e.g., earnings growth).

In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio securities, resulting in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity and fixed income ETFs (“Underlying Funds”). The Underlying Funds in which the Fund invests each primarily invest in (1) U.S. common, preferred, or convertible stocks, (2) foreign common, preferred, or convertible stocks, (3) emerging market common, preferred, or convertible stocks, (4) U.S. fixed income securities, (5) real estate investment trusts, (6) master-limited partnerships, and (7) agency and mortgage-backed securities.
THE SPAC AND NEW ISSUE ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). In pursuing the Fund’s investment objective, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years. A SPAC is a blank check company that has not yet merged with an operating company. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. SPACs often have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The Fund may seek to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders. The Fund may purchase units or shares of SPACs that have completed an IPO within the last two years on a secondary market or during a SPAC’s IPO. A SPAC that has completed a business transaction within the last two-years is considered a company that has completed an IPO within the last two-years. The Fund may enter into swap agreements on publicly traded SPACs and individual U.S. equities of any market capitalization that have completed an initial public offering within the last two-years. The Fund utilizes swap agreements in order to receive the returns associated with owning a SPAC or company that completed an initial public offering within the last two-years without the cost associated with directly investing in the SPAC or company. The Fund will utilize swap agreements to increase leverage in the Fund’s investments.

The Fund may also invest in depositary receipts or appropriate ETFs for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.

The Adviser utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Adviser will perform research and due diligence on the SPAC sponsors or management teams. The Adviser’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Adviser may sell a position when a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	In pursuing the Fund’s investment objective, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Companies (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last two years. The Fund may also invest in depositary receipts or appropriate ETFs for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.